Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
					Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid for PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid for Non-PEO NEOs (5)	Total Shareholder Return (6)	Peer Group Total Shareholder Return (7)	Net Loss (thousands)	Company- Selected Measure: Revenue (thousands)
2022	$20,185,197	$(7,839,699)	$12,722,121	$4,141,713	$21	$133	$(879,166)	$1,988,330
2021	$19,221,811	$(6,373,238)	$24,461,378	$(4,012,450)	$111	$207	$(376,250)	$1,594,754
2020	$19,059,431	$61,476,737	$9,846,112	$25,937,641	$225	$150	$(82,996)	$1,183,657

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Vladimir Shmunis served as the Company's principal executive officer (PEO) for the entirety of 2020, 2021, and 2022.
The Company’s other named executive officers (NEOs) for the applicable years were as follows:
– 2022: Mo Katibeh, Sonalee Parekh, John Marlow, Vaibhav Agarwal
– 2021: Anand Eswaran, Mitesh Dhruv, John Marlow, Praful Shah
– 2020: Anand Eswaran, Mitesh Dhruv, John Marlow, Praful Shah

Peer Group Issuers, Footnote	Pursuant to Item 402(v) of Regulation S-K, assumes $100 was invested on December 31, 2019 in the stocks represented by the peer group and reinvestment of dividends. The peer group consists of the NASDAQ Computer Index, an independently prepared index that includes companies in Technology excluding Telecommunications Equipment, which is the peer group we used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 20,185,197	$ 19,221,811	$ 19,059,431
PEO Actually Paid Compensation Amount	$ (7,839,699)	(6,373,238)	61,476,737
Adjustment To PEO Compensation, Footnote	Amounts reported in this column represent the compensation actually paid to the PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO
			2020	2021	2022
	Summary Compensation Table - Total Compensation	(a)	$19,059,431	$19,221,811	$20,185,197
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$18,148,589	$18,439,095	$19,288,954
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$26,130,360	$8,788,776	$4,219,786
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$17,899,895	$(14,472,484)	$(9,432,600)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$5,849,262	$3,690,282	$2,844,426
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$10,686,378	$(5,162,528)	$(6,367,554)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—	$—
=	Compensation Actually Paid		$61,476,737	$(6,373,238)	$(7,839,699)

(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b) Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)Represents the aggregate fair value as of the indicated fiscal year-end of the PEO's outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO's stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 12,722,121	24,461,378	9,846,112
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,141,713	(4,012,450)	25,937,641
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column represent the compensation actually paid to the NEOs other than the PEO in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

Non-PEO NEO Average
			2020	2021	2022
	Summary Compensation Table - Total Compensation	(a)	$9,846,112	$24,461,378	$12,722,121
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$8,249,338	$23,764,945	$12,038,361
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$11,692,930	$2,086,330	$3,527,283
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$4,331,549	$(899,895)	$(1,464,646)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$2,972,978	$4,630,754	$2,126,302
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$5,343,410	$(1,588,728)	$(730,986)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$8,937,344	$—
=	Compensation Actually Paid		$25,937,641	$(4,012,450)	$4,141,713

(a)Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.
(b)Represents the average Total Compensation as reported in the Summary Compensation Table for the applicable NEOs in the indicated fiscal year.
(c)Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
(d)Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(e)Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f)Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(h)Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Revenue •Non-GAAP operating margin
Total Shareholder Return Amount	$ 21	111	225
Peer Group Total Shareholder Return Amount	133	207	150
Net Income (Loss)	$ (879,166,000)	$ (376,250,000)	$ (82,996,000)
Company Selected Measure Amount	1,988,330,000	1,594,754,000	1,183,657,000
PEO Name	Vladimir Shmunis
Additional 402(v) Disclosure	Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the applicable year for the Company's PEO.Amounts reported in this column represent the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs other than the PEO.Pursuant to Item 402(v) of Regulation S-K, assumes $100 was invested on December 31, 2019 in our common stock and reinvestment of dividends. Historic stock price performance is not necessarily indicative of future stock price performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating margin
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 19,288,954	$ 18,439,095	$ 18,148,589
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,219,786	8,788,776	26,130,360
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,432,600)	(14,472,484)	17,899,895
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,844,426	3,690,282	5,849,262
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,367,554)	(5,162,528)	10,686,378
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,038,361	23,764,945	8,249,338
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,527,283	2,086,330	11,692,930
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,464,646)	(899,895)	4,331,549
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,126,302	4,630,754	2,972,978
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(730,986)	(1,588,728)	5,343,410
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 8,937,344	$ 0